INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
INTANGIBLE ASSETS
Schedule of intangible assets

Licenses
$
COST
Balance as at January 1, 2023	1,220
Write-off of assets	(1,028)
Balance as at December 31, 2023	192
ACCUMULATED DEPRECIATION
Balance as at January 1, 2023	1,038
Amortization	123
Write-off of assets	(1,028)
Balance as at December 31, 2023	133
Net book value as at December 31, 2023	59

Licenses
$
COST
Balance as at January 1, 2022	1,604
Write-off of assets	(384)
Balance as at December 31, 2022	1,220
ACCUMULATED DEPRECIATION
Balance as at January 1, 2022	1,123
Amortization	299
Write-off of assets	(384)
Balance as at December 31, 2022	1,038
Net book value as at December 31, 2022	182